S-4 Fair Value Measurements - Additional Information (Detail) - TLG Acquisition One Corp - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Public Warrants | Quoted Prices in Active Markets (Level 1) | Derivative Financial Instruments | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 0	$ 533,330	$ 6,933,330
Public Warrants | Significant Other Observable Inputs (Level 2) | Derivative Financial Instruments | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	533,330	0
TLGA Working Capital Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, carrying amount of equity component	$ 1,500,000	$ 1,500,000
Debt instrument, convertible, conversion price	$ 1.50	$ 1.50